May 2, 2017

Supplement

SUPPLEMENT DATED MAY 2, 2017 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE EUROPEAN EQUITY PORTFOLIO
CLASS X
Dated May 1, 2017

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the third sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

Effective July 31, 2017, the third sentence of the first paragraph of the section of the Prospectus entitled "Fund Details—Additional Information About the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VISEECXYPSPT 5/17

May 2, 2017

Supplement

SUPPLEMENT DATED MAY 2, 2017 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE EUROPEAN EQUITY PORTFOLIO
CLASS Y
Dated May 1, 2017

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the third sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

Effective July 31, 2017, the third sentence of the first paragraph of the section of the Prospectus entitled "Fund Details—Additional Information About the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VISEECXYPSPT 5/17

May 2, 2017

Supplement

SUPPLEMENT DATED MAY 2, 2017 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
Dated May 1, 2017

Effective July 31, 2017, the fifth paragraph of the section of the Statement of Additional Information entitled "Description of the Trust and its Investments and Risks—Investment Strategies and Risks—Foreign Investment" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Effective July 31, 2017, the second sentence of the first paragraph of the section of the Statement of Additional Information entitled "Description of the Trust and its Investments and Risks—Investment Strategies and Risks—Emerging Market Securities" is hereby deleted and replaced with the following:

An emerging market security is a security issued by an emerging market foreign government or private issuer. An emerging market foreign government or private issuer has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in an emerging market or developing country or has at least 50% of its assets in an emerging market or developing country, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.